GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 29.0%
a
Fannie Mae REMICS , Series 2025-11, Class FB
(SOFR + 1.000%)
$ 402,571 5.356%
03/25/55
(a)
$ 401,221
FHLMC
1,242 7.500
12/01/29
1,301
719 5.000
10/01/33
731
930 5.000
07/01/35
947
1,500 5.000
12/01/35
1,528
291 5.000
03/01/38
297
786 5.000
06/01/41
802
3,741 4.500
08/01/48
3,691
4,809 4.500
11/01/48
4,746
471,015 3.000
09/01/49
423,244
346,501 4.000
03/01/50
331,961
690,735 4.500
03/01/50
682,083
237,792 3.000
10/01/50
212,412
818,212 2.500
02/01/51
694,973
1,676,283 2.000
05/01/51
1,362,869
761,922 2.500
05/01/51
650,441
767,628 2.500
05/01/51
659,924
1,729,673 2.500
08/01/51
1,486,132
708,083 2.500
09/01/51
606,964
750,134 4.500
04/01/52
731,830
479,483 4.500
06/01/52
469,377
303,180 6.000
12/01/52
314,461
852,475 6.500
06/01/54
895,576
FNMA
2,031 7.000
08/01/26
2,040
1,022 8.000
10/01/29
1,051
591 8.500
04/01/30
624
1,124 8.000
05/01/30
1,144
1,602 8.000
08/01/32
1,698
2,765 4.500
08/01/39
2,771
4,972 3.000
01/01/43
4,638
10,076 3.000
01/01/43
9,388
5,638 3.000
03/01/43
5,277
15,449 3.000
03/01/43
14,304
48,423 3.000
03/01/43
44,807
6,248 3.000
04/01/43
5,806
7,913 3.000
04/01/43
7,325
11,783 3.000
04/01/43
10,901
13,932 3.000
04/01/43
12,890
59,934 3.000
04/01/43
55,453
7,719 3.000
05/01/43
7,133
30,157 3.000
05/01/43
27,891
33,900 3.000
05/01/43
31,375
184,780 4.500
04/01/45
184,486
22,596 4.500
05/01/45
22,553
112,308 4.000
02/01/48
108,052
130,537 4.000
03/01/48
125,590
2,399 4.000
07/01/48
2,305
7,810 4.000
07/01/48
7,509
214,607 4.500
07/01/48
211,784
140,312 4.000
08/01/48
134,819
109,931 5.000
11/01/48
111,392
1,696,005 2.000
10/01/50
1,381,024
388,510 3.000
10/01/50
348,014
480,431 3.000
10/01/50
429,153
492,436 3.000
10/01/50
441,108
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 1,695,879 2.000%
11/01/50
$ 1,379,861
65,029 2.500
03/01/51
55,986
80,568 2.500
09/01/51
69,364
318,693 2.500
10/01/51
273,503
146,820 2.500
11/01/51
126,266
186,831 2.500
11/01/51
160,281
1,179,103 6.000
11/01/52
1,220,765
771,422 5.500
04/01/53
786,581
1,421,641 6.500
09/01/53
1,476,637
1,000,000 2.000 TBA-30yr
(b)
805,999
6,000,000 2.500 TBA-30yr
(b)
5,054,904
2,000,000 3.500 TBA-30yr
(b)
1,827,748
1,000,000 4.000 TBA-30yr
(b)
942,305
1,000,000 5.000 TBA-30yr
(b)
991,710
4,000,000 5.500 TBA-30yr
(b)
4,033,680
5,000,000 6.000 TBA-30yr
(b)
5,107,422
FNMA , Series 2012-111, Class B
3,725 7.000
10/25/42
4,001
FNMA , Series 2012-153, Class B
9,921 7.000
07/25/42
10,800
Freddie Mac REMICS , Series 5502, Class FG
(SOFR + 1.000%)
269,936 5.356
02/25/55
(a)
269,332
GNMA
80 7.000
11/15/25
80
31 7.000
04/15/26
31
124 7.000
04/15/26
124
274 7.000
03/15/27
274
89 7.000
11/15/27
89
599 7.000
11/15/27
608
1,347 7.000
02/15/28
1,354
35 7.000
05/15/28
36
691 7.000
06/15/28
698
373 7.000
07/15/28
378
672 7.000
07/15/28
679
31,832 6.000
08/20/34
33,379
31,412 5.000
06/15/40
32,086
130,503 4.000
08/20/43
126,542
50,035 4.000
10/20/45
48,295
753,670 4.000
07/20/48
721,985
24,247 5.000
08/20/48
24,562
81,149 4.500
09/20/48
80,301
86,528 5.000
10/20/48
87,598
232,587 5.000
11/20/48
235,463
29,662 5.000
12/20/48
29,911
190,222 4.500
01/20/49
187,877
25,686 4.500
03/20/49
25,369
529,794 3.000
08/20/49
475,675
168,695 4.500
10/20/49
166,385
345,262 3.000
03/20/50
309,396
162,644 4.500
03/20/50
160,416
687,642 3.000
11/20/51
614,873
825,374 3.000
11/20/51
734,217
782,028 4.500
09/20/52
763,408
786,890 4.500
10/20/52
768,646
3,000,000 2.000 TBA-30yr
(b)
2,481,021
2,000,000 2.500 TBA-30yr
(b)
1,720,966
2,000,000 3.500 TBA-30yr
(b)
1,824,034

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 1,000,000 4.500 % TBA-30yr
(b)
$ 969,692
2,000,000 5.000 TBA-30yr
(b)
1,989,182
4,000,000 5.500 TBA-30yr
(b)
4,029,680
GNMA , Series 2021-135, Class A
807,916 2.000
08/20/51
672,650
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $58,502,326)
57,606,921
a
Corporate Bonds – 19.8%
Aerospace/Defense – 0.7%
Boeing Co. (The)
50,000 3.450
11/01/28
(c)
48,846
2,000 2.950
02/01/30
(c)
1,883
176,000 5.150
05/01/30
(c)
180,622
187,000 6.528
05/01/34
(c)
206,950
325,000 5.705
05/01/40
(c)
331,691
100,000 5.805
05/01/50
(c)
99,913
174,000 6.858
05/01/54
(c)
198,496
Howmet Aerospace, Inc.
122,000 4.850
10/15/31
(c)
125,188
Northrop Grumman Corp.
75,000 3.250
01/15/28
(c)
73,747
25,000 4.750
06/01/43
23,171
50,000 5.250
05/01/50
(c)
48,124
RTX Corp.
50,000 4.125
11/16/28
(c)
49,888
25,000 4.050
05/04/47
(c)
20,383
1,408,902
Agriculture – 0.1%
Archer-Daniels-Midland Co.
100,000 2.900
03/01/32
(c)
91,351
Bunge Ltd. Finance Corp.
139,000 4.200
09/17/29
(c)
138,591
229,942
Auto Manufacturers – 0.3%
Ford Motor Credit Co. LLC
215,000 5.850
05/17/27
(c)
217,715
General Motors Financial Co., Inc.
125,000 1.500
06/10/26
(c)
122,593
125,000 2.350
01/08/31
(c)
110,744
Hyundai Capital America
160,000 5.400
06/24/31
(c)(d)
164,880
615,932
Banks – 4.9%
Bank of America Corp.
(SOFR + 1.290%)
140,000 5.080
01/20/27
(a)(c)
140,263
(TSFR3M + 1.302%)
85,000 3.419
12/20/28
(a)(c)
83,658
(SOFR + 1.630%)
370,000 5.202
04/25/29
(a)(c)
379,223
(SOFR + 2.150%)
175,000 2.592
04/29/31
(a)(c)
162,177
(SOFR + 1.220%)
110,000 2.299
07/21/32
(a)(c)
97,557
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
(SOFR + 1.830%)
$ 390,000 4.571%
04/27/33
(a)(c)
$ 389,214
(SOFR + 1.310%)
75,000 5.511
01/24/36
(a)(c)
78,381
(US 5 Year CMT T-Note +
1.200%)
100,000 2.482
09/21/36
(a)(c)
86,859
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
25,000 3.593
07/21/28
(a)(c)
24,774
Bank of America Corp. , MTN
(TSFR3M + 1.837%)
75,000 3.824
01/20/28
(a)(c)
74,657
(SOFR + 1.050%)
400,000 2.551
02/04/28
(a)(c)
391,757
(SOFR + 2.040%)
305,000 4.948
07/22/28
(a)(c)
309,375
(TSFR3M + 1.572%)
50,000 4.271
07/23/29
(a)(c)
50,152
(SOFR + 1.530%)
50,000 1.898
07/23/31
(a)(c)
44,636
(SOFR + 2.160%)
73,000 5.015
07/22/33
(a)(c)
74,622
Bank of America Corp. , Series N
(SOFR + 1.220%)
50,000 2.651
03/11/32
(a)(c)
45,570
Bank of New York Mellon Corp. (The)
(SOFR + 1.755%)
20,000 4.596
07/26/30
(a)(c)
20,323
Citigroup, Inc.
45,000 3.400
05/01/26
44,809
150,000 4.450
09/29/27
150,603
(SOFR + 1.422%)
75,000 2.976
11/05/30
(a)(c)
71,014
(SOFR + 2.086%)
165,000 4.910
05/24/33
(a)(c)
166,689
(SOFR + 1.830%)
210,000 6.020
01/24/36
(a)(c)
220,205
First Horizon Corp.
(SOFR + 1.766%)
160,000 5.514
03/07/31
(a)(c)
164,675
Huntington Bancshares, Inc.
(SOFRINDX + 1.870%)
830,000 5.709
02/02/35
(a)(c)
864,567
JPMorgan Chase & Co.
(TSFR3M + 1.507%)
100,000 3.960
01/29/27
(a)(c)
99,879
15,000 3.625
12/01/27
(c)
14,881
(TSFR3M + 1.599%)
972,000 3.782
02/01/28
(a)(c)
967,674
(TSFR3M + 1.207%)
45,000 3.509
01/23/29
(a)(c)
44,390
(TSFR3M + 3.790%)
25,000 4.493
03/24/31
(a)(c)
25,233
(SOFR + 2.040%)
25,000 2.522
04/22/31
(a)(c)
23,188
(SOFR + 1.340%)
430,000 4.946
10/22/35
(a)(c)
433,641

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
(SOFR + 1.680%)
$ 430,000 5.572%
04/22/36
(a)(c)
$ 453,611
M&T Bank Corp.
(SOFR + 2.800%)
265,000 7.413
10/30/29
(a)(c)
287,814
M&T Bank Corp. , MTN
(SOFR + 1.610%)
450,000 5.385
01/16/36
(a)(c)
456,253
Morgan Stanley
25,000 3.625
01/20/27
24,914
20,000 3.950
04/23/27
19,957
(SOFR + 1.295%)
213,000 5.050
01/28/27
(a)(c)
213,457
(SOFR + 1.000%)
200,000 2.475
01/21/28
(a)(c)
195,740
(SOFR + 2.076%)
165,000 4.889
07/20/33
(a)(c)
167,330
(SOFR + 1.555%)
420,000 5.320
07/19/35
(a)(c)
432,853
(SOFR + 1.757%)
155,000 5.664
04/17/36
(a)(c)
163,551
(SOFR + 1.360%)
150,000 2.484
09/16/36
(a)(c)
130,362
Morgan Stanley , GMTN
(TSFR3M + 1.890%)
25,000 4.431
01/23/30
(a)(c)
25,119
(SOFR + 1.143%)
400,000 2.699
01/22/31
(a)(c)
373,739
Morgan Stanley , MTN
(SOFR + 1.590%)
305,000 5.164
04/20/29
(a)(c)
312,112
(SOFR + 3.120%)
50,000 3.622
04/01/31
(a)(c)
48,516
(SOFR + 1.034%)
75,000 1.794
02/13/32
(a)(c)
65,383
Truist Financial Corp. , MTN
(SOFR + 2.050%)
50,000 6.047
06/08/27
(a)(c)
50,567
US Bancorp
(SOFR + 2.020%)
145,000 5.775
06/12/29
(a)(c)
150,927
Wells Fargo & Co.
175,000 3.000
10/23/26
173,204
Wells Fargo & Co. , GMTN
50,000 4.300
07/22/27
50,178
Wells Fargo & Co. , MTN
(SOFR + 1.980%)
215,000 4.808
07/25/28
(a)(c)
217,584
9,757,817
Beverages – 0.4%
Coca-Cola Consolidated, Inc.
98,000 5.450
06/01/34
(c)
102,497
Constellation Brands, Inc.
50,000 4.400
11/15/25
(c)
49,961
50,000 3.600
02/15/28
(c)
49,330
25,000 3.150
08/01/29
(c)
23,990
100,000 2.250
08/01/31
(c)
88,152
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(c)
226,280
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc. – (continued)
$ 19,000 3.800%
05/01/50
(c)
$ 13,828
Pernod Ricard International Finance LLC
345,000 1.625
04/01/31
(c)(d)
297,348
851,386
Biotechnology – 0.4%
Amgen, Inc.
239,000 5.250
03/02/30
(c)
247,736
238,000 5.250
03/02/33
(c)
246,550
Royalty Pharma PLC
198,000 5.400
09/02/34
(c)
202,170
696,456
Building Materials – 0.3%
Carrier Global Corp.
150,000 2.493
02/15/27
(c)
146,849
75,000 2.722
02/15/30
(c)
70,288
200,000 2.700
02/15/31
(c)
183,621
166,000 5.900
03/15/34
(c)
178,088
Masco Corp.
50,000 1.500
02/15/28
(c)
47,062
625,908
Chemicals – 0.1%
DuPont de Nemours, Inc.
50,000 4.493
11/15/25
(c)
49,976
Ecolab, Inc.
4,000 2.750
08/18/55
(c)
2,475
Huntsman International LLC
25,000 4.500
05/01/29
(c)
23,940
International Flavors & Fragrances, Inc.
20,000 1.832
10/15/27
(c)(d)
19,029
74,000 2.300
11/01/30
(c)(d)
66,208
Sherwin-Williams Co. (The)
25,000 3.450
06/01/27
(c)
24,770
50,000 2.950
08/15/29
(c)
47,774
234,172
Commercial Services – 0.2%
PayPal Holdings, Inc.
75,000 2.650
10/01/26
(c)
74,077
Quanta Services, Inc.
182,000 5.250
08/09/34
(c)
186,337
S&P Global, Inc.
75,000 4.250
05/01/29
(c)
75,332
335,746
Computers – 0.1%
Dell International LLC / EMC Corp.
89,000 6.020
06/15/26
(c)
89,664
25,000 5.300
10/01/29
(c)
25,816
Hewlett Packard Enterprise Co.
151,000 5.000
10/15/34
(c)
149,764
265,244
Diversified Financial Services – 0.7%
Air Lease Corp. , GMTN
75,000 3.750
06/01/26
(c)
74,594
Air Lease Corp. , MTN
75,000 2.875
01/15/26
(c)
74,632
275,000 5.200
07/15/31
(c)
280,209

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC
$ 50,000 1.950%
01/30/26
(c)(d)
$ 49,540
Capital One Financial Corp.
(SOFR + 1.990%)
415,000 5.884
07/26/35
(a)(c)
435,045
(SOFR + 2.036%)
410,000 6.183
01/30/36
(a)(c)
425,668
Intercontinental Exchange, Inc.
75,000 3.625
09/01/28
(c)
74,121
Mastercard, Inc.
25,000 3.300
03/26/27
(c)
24,807
Nuveen LLC
25,000 4.000
11/01/28
(c)(d)
24,936
1,463,552
Electric – 0.6%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(c)
45,736
Arizona Public Service Co.
45,000 2.950
09/15/27
(c)
44,116
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(c)
24,551
50,000 3.700
07/15/30
(c)
48,987
Dominion Energy, Inc. , Series C
25,000 3.375
04/01/30
(c)
24,022
Entergy Corp.
45,000 2.950
09/01/26
(c)
44,510
Exelon Corp.
50,000 4.050
04/15/30
(c)
49,464
FirstEnergy Corp.
100,000 2.650
03/01/30
(c)
92,836
FirstEnergy Corp. , Series B
50,000 2.250
09/01/30
(c)
44,950
Florida Power & Light Co.
68,000 4.125
02/01/42
(c)
59,270
MidAmerican Energy Co.
25,000 3.650
04/15/29
(c)
24,644
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(c)
66,177
Ohio Power Co. , Series P
25,000 2.600
04/01/30
(c)
23,236
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(c)
24,040
50,000 2.500
02/01/31
(c)
44,559
25,000 3.300
08/01/40
(c)
18,970
Progress Energy, Inc.
95,000 7.000
10/30/31
106,920
Southern Co. (The)
60,000 3.250
07/01/26
(c)
59,619
Xcel Energy, Inc.
250,000 3.350
12/01/26
(c)
247,550
1,094,157
Electronics – 0.1%
Allegion  U.S. Holding Co., Inc.
110,000 5.600
05/29/34
(c)
114,841
Environmental Control – 0.1%
Republic Services, Inc.
100,000 1.750
02/15/32
(c)
85,964
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Environmental Control – (continued)
Waste Management, Inc.
$ 75,000 3.150%
11/15/27
(c)
$ 73,767
50,000 1.150
03/15/28
(c)
46,777
206,508
Food – 1.1%
General Mills, Inc.
75,000 4.200
04/17/28
(c)
75,119
J M Smucker Co. (The)
179,000 5.900
11/15/28
(c)
188,018
198,000 6.200
11/15/33
(c)
214,948
Mars, Inc.
425,000 4.800
03/01/30
(c)(d)
433,049
25,000 3.200
04/01/30
(c)(d)
24,048
375,000 5.000
03/01/32
(c)(d)
383,558
650,000 5.200
03/01/35
(c)(d)
664,196
The Campbell's Company
279,000 5.400
03/21/34
(c)
285,802
2,268,738
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 2.000
06/15/30
(c)(d)
22,498
NiSource, Inc.
95,000 3.490
05/15/27
(c)
94,115
25,000 3.600
05/01/30
(c)
24,216
140,829
Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000 4.250
11/15/28
(c)
24,038
Healthcare-Products – 0.4%
Alcon Finance Corp.
413,000 3.000
09/23/29
(c)(d)
393,487
DH Europe Finance II Sarl
25,000 2.600
11/15/29
(c)
23,550
Solventum Corp.
113,000 5.400
03/01/29
(c)
116,622
140,000 5.600
03/23/34
(c)
145,852
STERIS Irish FinCo UnLtd Co.
75,000 2.700
03/15/31
(c)
68,314
Stryker Corp.
100,000 1.950
06/15/30
(c)
90,398
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(c)
23,395
861,618
Healthcare-Services – 1.4%
Adventist Health System
30,000 2.952
03/01/29
(c)
28,311
95,000 5.757
12/01/34
(c)
97,803
Adventist Health System , Series 2025
590,000 4.742
12/01/30
(c)
590,174
Banner Health
120,000 2.338
01/01/30
(c)
111,292
Baylor Scott & White Holdings , Series 2021
40,000 1.777
11/15/30
(c)
35,488
Cigna Group (The)
34,000 2.400
03/15/30
(c)
31,387
250,000 2.375
03/15/31
(c)
224,959
260,000 5.125
05/15/31
(c)
269,076

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Healthcare-Services – (continued)
Cigna Group (The) – (continued)
$ 125,000 4.800%
08/15/38
(c)
$ 119,328
CommonSpirit Health
225,000 6.461
11/01/52
(c)
245,241
HCA, Inc.
80,000 3.500
09/01/30
(c)
76,408
345,000 5.450
04/01/31
(c)
358,658
Humana, Inc.
55,000 5.950
03/15/34
(c)
57,808
Laboratory Corp. of America Holdings
86,000 4.800
10/01/34
(c)
85,261
Rush Obligated Group , Series 2020
60,000 3.922
11/15/29
(c)
59,145
Sutter Health , Series 20A
40,000 2.294
08/15/30
(c)
36,591
UnitedHealth Group, Inc.
275,000 5.000
04/15/34
(c)
279,285
125,000 3.050
05/15/41
(c)
95,068
2,801,283
Insurance – 0.3%
American International Group, Inc.
25,000 3.400
06/30/30
(c)
23,939
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
34,351
Arthur J Gallagher & Co.
50,000 4.850
12/15/29
(c)
51,020
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(c)
68,525
Chubb Corp. (The)
171,000 6.800
11/15/31
192,347
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(c)
49,445
75,000 2.125
06/15/30
(c)
67,929
Willis North America, Inc.
25,000 2.950
09/15/29
(c)
23,746
511,302
Internet – 0.6%
AppLovin Corp.
422,000 5.500
12/01/34
(c)
435,442
Expedia Group, Inc.
14,000 4.625
08/01/27
(c)
14,104
35,000 3.800
02/15/28
(c)
34,691
85,000 3.250
02/15/30
(c)
81,189
14,000 2.950
03/15/31
(c)
12,969
Meta Platforms, Inc.
250,000 3.500
08/15/27
(c)
248,937
Netflix, Inc.
210,000 5.875
11/15/28
221,409
Uber Technologies, Inc.
175,000 4.500
08/15/29
(c)(d)
174,976
1,223,717
Investment Companies – 0.1%
Blackstone Private Credit Fund
75,000 6.000
01/29/32
(c)
77,381
Blackstone Secured Lending Fund
125,000 5.875
11/15/27
(c)
128,084
205,465
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Iron/Steel – 0.0%
Steel Dynamics, Inc.
$ 50,000 1.650%
10/15/27
(c)
$ 47,575
Lodging – 0.7%
Choice Hotels International, Inc.
306,000 3.700
01/15/31
(c)
286,542
114,000 5.850
08/01/34
(c)
116,604
Hyatt Hotels Corp.
365,000 5.500
06/30/34
(c)
373,684
Las Vegas Sands Corp.
120,000 5.625
06/15/28
(c)
122,689
40,000 6.000
06/14/30
(c)
41,656
Marriott International, Inc.
125,000 5.000
10/15/27
(c)
127,186
91,000 4.875
05/15/29
(c)
92,709
Marriott International, Inc. , Series HH
325,000 2.850
04/15/31
(c)
299,058
1,460,128
Machinery-Diversified – 0.5%
AGCO Corp.
112,000 5.800
03/21/34
(c)
116,420
IDEX Corp.
105,000 2.625
06/15/31
(c)
95,067
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(c)
95,590
Otis Worldwide Corp.
25,000 2.293
04/05/27
(c)
24,389
150,000 2.565
02/15/30
(c)
139,688
Regal Rexnord Corp.
453,000 6.300
02/15/30
(c)
480,251
951,405
Media – 0.1%
Comcast Corp.
25,000 3.300
02/01/27
(c)
24,789
75,000 3.300
04/01/27
(c)
74,257
25,000 3.750
04/01/40
(c)
20,992
Fox Corp.
25,000 4.709
01/25/29
(c)
25,324
145,362
Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
78,497
Phillips 66
25,000 1.300
02/15/26
(c)
24,712
103,209
Packaging & Containers – 0.0%
Berry Global, Inc.
50,000 1.570
01/15/26
(c)
49,569
Pharmaceuticals – 0.5%
AbbVie, Inc.
107,000 4.050
11/21/39
(c)
95,742
Becton Dickinson and Co.
100,000 2.823
05/20/30
(c)
93,788
Cencora, Inc.
75,000 3.450
12/15/27
(c)
73,928
CVS Health Corp.
350,000 2.125
09/15/31
(c)
303,392
162,000 4.780
03/25/38
(c)
151,893

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.
$ 75,000 3.450%
03/15/29
(c)
$ 73,791
Zoetis, Inc.
45,000 3.000
09/12/27
(c)
44,216
150,000 2.000
05/15/30
(c)
136,399
973,149
Pipelines – 0.7%
Cheniere Energy Partners LP
75,000 5.950
06/30/33
(c)
79,369
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(c)(d)
256,130
Energy Transfer LP
25,000 5.250
04/15/29
(c)
25,720
275,000 5.750
02/15/33
(c)
288,379
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(c)
276,267
MPLX LP
75,000 2.650
08/15/30
(c)
68,861
35,000 4.500
04/15/38
(c)
31,684
25,000 5.500
02/15/49
(c)
23,278
Plains All American Pipeline LP / PAA Finance Corp.
25,000 3.800
09/15/30
(c)
24,117
Sabine Pass Liquefaction LLC
75,000 5.000
03/15/27
(c)
75,482
Targa Resources Corp.
55,000 4.200
02/01/33
(c)
52,275
Western Midstream Operating LP
25,000 5.450
04/01/44
(c)
22,663
Williams Cos., Inc. (The)
125,000 5.650
03/15/33
(c)
131,416
1,355,641
Real Estate – 0.0%
CoStar Group, Inc.
100,000 2.800
07/15/30
(c)(d)
91,489
REITS – 0.7%
Agree LP
170,000 4.800
10/01/32
(c)
170,895
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(c)
23,399
American Homes 4 Rent LP
50,000 4.900
02/15/29
(c)
50,860
30,000 2.375
07/15/31
(c)
26,582
American Tower Corp.
75,000 2.100
06/15/30
(c)
67,595
Crown Castle, Inc.
60,000 3.650
09/01/27
(c)
59,374
CubeSmart LP
45,000 4.000
11/15/25
(c)
44,922
20,000 2.500
02/15/32
(c)
17,652
Essex Portfolio LP
50,000 3.000
01/15/30
(c)
47,353
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(c)
21,553
Host Hotels & Resorts LP , Series J
42,000 2.900
12/15/31
(c)
37,368
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(c)
70,802
195,000 2.000
08/15/31
(c)
168,670
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
REITS – (continued)
Kilroy Realty LP
$ 20,000 4.750%
12/15/28
(c)
$ 20,110
Mid-America Apartments L.P.
50,000 1.700
02/15/31
(c)
43,478
National Retail Properties, Inc.
45,000 4.000
11/15/25
(c)
44,954
Prologis L.P.
25,000 1.750
07/01/30
(c)
22,365
125,000 4.625
01/15/33
(c)
125,939
Realty Income Corp.
25,000 3.950
08/15/27
(c)
24,977
75,000 3.400
01/15/30
(c)
72,658
Regency Centers LP
100,000 2.950
09/15/29
(c)
95,494
UDR, Inc. , MTN
25,000 2.100
08/01/32
(c)
21,328
100,000 1.900
03/15/33
(c)
81,750
WP Carey, Inc.
25,000 3.850
07/15/29
(c)
24,607
25,000 2.400
02/01/31
(c)
22,429
1,407,114
Retail – 0.3%
7-Eleven, Inc.
100,000 1.300
02/10/28
(c)(d)
93,509
AutoNation, Inc.
83,000 4.500
10/01/25
(c)
83,000
25,000 1.950
08/01/28
(c)
23,448
Dollar Tree, Inc.
50,000 4.200
05/15/28
(c)
49,850
Home Depot, Inc. (The)
25,000 3.900
12/06/28
(c)
25,022
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(c)
24,647
75,000 1.700
09/15/28
(c)
70,105
25,000 3.000
10/15/50
(c)
16,155
McDonald's Corp. , MTN
25,000 4.200
04/01/50
(c)
20,542
Starbucks Corp.
100,000 4.000
11/15/28
(c)
99,866
Tractor Supply Co.
50,000 1.750
11/01/30
(c)
43,951
550,095
Semiconductors – 0.3%
Applied Materials, Inc.
25,000 1.750
06/01/30
(c)
22,477
Broadcom, Inc.
74,000 4.150
04/15/32
(c)(d)
72,572
100,000 3.419
04/15/33
(c)(d)
92,453
162,000 3.137
11/15/35
(c)(d)
140,248
100,000 3.500
02/15/41
(c)(d)
82,287
Intel Corp.
175,000 5.200
02/10/33
(c)
179,010
65,000 5.150
02/21/34
(c)
65,988
655,035
Software – 1.5%
Adobe, Inc.
50,000 2.150
02/01/27
(c)
48,934

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Software – (continued)
Fiserv, Inc.
$ 25,000 4.200%
10/01/28
(c)
$ 24,998
Intuit, Inc.
25,000 1.350
07/15/27
(c)
23,918
MSCI, Inc.
180,000 4.000
11/15/29
(c)(d)
175,977
Oracle Corp.
150,000 4.500
05/06/28
(c)
151,095
34,000 2.950
04/01/30
(c)
32,034
175,000 4.650
05/06/30
(c)
177,338
275,000 2.875
03/25/31
(c)
252,685
256,000 5.250
02/03/32
(c)
263,844
320,000 4.800
09/26/32
(c)
320,473
250,000 6.250
11/09/32
(c)
271,674
157,000 4.900
02/06/33
(c)
158,526
370,000 5.200
09/26/35
(c)
371,897
125,000 6.900
11/09/52
(c)
139,208
Roper Technologies, Inc.
50,000 4.200
09/15/28
(c)
50,096
Synopsys, Inc.
160,000 5.000
04/01/32
(c)
163,462
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(c)
84,342
VMware, Inc.
25,000 1.800
08/15/28
(c)
23,442
100,000 2.200
08/15/31
(c)
88,107
Workday, Inc.
75,000 3.500
04/01/27
(c)
74,350
2,896,400
Telecommunications – 1.1%
AT&T, Inc.
288,000 2.300
06/01/27
(c)
279,619
150,000 4.350
03/01/29
(c)
150,626
50,000 2.750
06/01/31
(c)
45,823
10,000 2.550
12/01/33
(c)
8,518
25,000 4.900
08/15/37
(c)
24,405
60,000 4.850
03/01/39
(c)
57,522
75,000 3.500
06/01/41
(c)
59,951
25,000 4.350
06/15/45
(c)
21,077
25,000 5.150
11/15/46
(c)
23,409
T-Mobile USA, Inc.
75,000 1.500
02/15/26
(c)
74,184
391,000 3.750
04/15/27
(c)
388,699
25,000 4.750
02/01/28
(c)
25,043
175,000 2.050
02/15/28
(c)
166,802
83,000 3.875
04/15/30
(c)
81,362
75,000 3.500
04/15/31
(c)
71,358
500,000 5.200
01/15/33
(c)
515,749
Verizon Communications, Inc.
108,000 4.329
09/21/28
108,759
200,000 2.550
03/21/31
(c)
181,828
2,284,734
Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(c)
20,523
CSX Corp.
175,000 3.800
03/01/28
(c)
174,268
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Transportation – (continued)
FedEx Corp.
$ 45,000 3.400%
02/15/28
(c)(d)
$ 44,165
Union Pacific Corp.
125,000 2.800
02/14/32
(c)
114,460
353,416
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000 5.250
07/01/29
(c)(d)
123,403
TOTAL CORPORATE BONDS
(Cost $39,375,162)
39,385,277
a
Asset- Backed Securities – 11.1%
Collateralized Debt Obligations – 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-
FL1, Class A ( (SOFR + 1.450%) )
123,666 5.822
01/15/37
(a)(d)
123,666
Collateralized Loan Obligations – 8.2%
AGL CLO 40 Ltd. , Series 2025-40A, Class A1 ( (TSFR3M +
1.240%) )
1,000,000 5.551
07/22/38
(a)(d)
1,002,117
Ares European CLO XXI DAC , Series 21A, Class B ( (3 mo.
Euribor + 1.700%) )
250,000 4.147
04/15/38
(a)(c)(d)
293,503
Carlyle US CLO Ltd. , Series 2024-2A, Class B ( (TSFR3M +
2.050%) )
400,000 6.368
04/25/37
(a)(d)
401,552
Carlyle US CLO Ltd. , Series 2025-3A, Class A ( (TSFR3M +
1.380%) )
850,000 5.636
07/25/38
(a)(d)
853,089
Cathedral Lake VIII Ltd. , Series 2021-8A, Class C ( (TSFR3M +
2.882%) )
200,000 7.207
01/20/35
(a)(d)
200,364
CBAMR Ltd. , Series 2017-4A, Class A1R ( (TSFR3M + 1.420%) )
800,000 5.701
03/31/38
(a)(d)
802,234
CBAMR Ltd. , Series 2018-5A, Class A1R ( (TSFR3M + 1.340%) )
975,000 5.452
10/17/38
(a)(d)
978,497
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class AR
( (TSFR3M + 1.420%) )
270,000 5.745
07/20/37
(a)(d)
270,858
CFIP CLO Ltd. , Series 2021-1A, Class A ( (TSFR3M + 1.482%) )
700,000 5.807
01/20/35
(a)(d)
700,700
CFIP CLO Ltd. , Series 2021-1A, Class C1 ( (TSFR3M + 2.662%) )
300,000 6.987
01/20/35
(a)(d)
300,344
CIFC Funding Ltd. , Series 2018-1A, Class A1R ( (TSFR3M +
1.320%) )
350,000 5.649
01/18/38
(a)(d)
351,191
Diameter Capital Clo 1 Ltd. , Series 2021-1A, Class A1R
( (TSFR3M + 1.390%) )
425,000 5.708
10/15/37
(a)(d)
426,139
Diameter Capital CLO 10 Ltd. , Series 2025-10A, Class A
( (TSFR3M + 1.310%) )
620,000 5.596
04/20/38
(a)(d)
621,718
Elmwood CLO 35 Ltd. , Series 2024-11A, Class A ( (TSFR3M +
1.340%) )
1,175,000 5.669
10/18/37
(a)(d)
1,179,015
Fidelity Grand Harbour CLO DAC , Series 2023-1A, Class B1R ( (3
mo. Euribor + 1.750%) )
350,000 3.786
02/15/38
(a)(c)(d)
410,647

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Goldentree Loan Management  U.S. CLO 6 Ltd. , Series 2019-6A,
Class AR2 ( (TSFR3M + 0.970%) )
$ 300,000 5.295%
04/20/35
(a)(d)
$ 298,682
Greenacre Park CLO LLC , Series 2021-2A, Class AR ( (TSFR3M
+ 1.370%) )
800,000 5.667
07/20/37
(a)(d)
803,604
Halseypoint CLO 7 Ltd. , Series 2023-7A, Class A1R ( (TSFR3M
+ 1.450%) )
600,000 5.780
07/20/38
(a)(d)
603,469
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R ( (TSFR3M
+ 1.370%) )
300,000 5.688
07/15/35
(a)(d)
300,194
JP Morgan Mortgage Trust , Series 2023-HE3, Class A1 ( (SOFR +
1.600%) )
61,490 5.989
05/20/54
(a)(d)
61,777
Mountain View CLO XV Ltd. , Series 2019-2A, Class A1R
( (TSFR3M + 1.670%) )
275,000 5.988
07/15/37
(a)(d)
276,022
OCP CLO Ltd. , Series 2019-16A, Class AR ( (TSFR3M +
1.262%) )
205,066 5.590
04/10/33
(a)(d)
205,187
Palmer Square Loan Funding Ltd. , Series 2022-3A, Class A1BR
( (TSFR3M + 1.400%) )
325,000 5.718
04/15/31
(a)(d)
325,483
Pikes Peak CLO 5 , Series 2020-5A, Class A1R ( (TSFR3M +
1.400%) )
450,000 5.725
10/20/37
(a)(d)
451,469
Polus  U.S. CLO II Ltd. , Series 2025-2A, Class A1 ( (TSFR3M +
1.520%) )
400,000 5.804
07/20/38
(a)(d)
402,055
Regatta VI Funding Ltd. , Series 2016-1A, Class A1R3 ( (TSFR3M
+ 1.250%) )
1,075,000 5.206
10/20/38
(a)(d)
1,078,695
Sound Point Euro CLO 14 Funding DAC , Series 14A, Class B ( (3
mo. Euribor + 1.600%) )
250,000 3.894
04/20/39
(a)(c)(d)
292,873
Trinitas CLO XXXI Ltd. , Series 2024-31A, Class A1 ( (TSFR3M
+ 1.350%) )
575,000 5.682
01/22/38
(a)(d)
576,524
Warwick Capital CLO 1 Ltd. , Series 2023-1A, Class AR
( (TSFR3M + 1.280%) )
850,000 5.251
10/20/38
(a)(d)
850,372
Wellington Management CLO 5 Ltd. , Series 2025-5A, Class A
( (TSFR3M + 1.290%) )
1,000,000 5.251
10/18/38
(a)(d)
1,003,390
16,321,764
Diversified Financial Services – 2.8%
American Express Credit Account Master Trust , Series 2025-3,
Class A
550,000 4.510
04/15/32
561,084
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
600,000 4.720
02/15/29
602,002
Barclays Dryrock Issuance Trust , Series 2023-2, Class A ( (SOFR
+ 0.900%) )
300,000 5.272
08/15/28
(a)
300,094
Barclays Dryrock Issuance Trust , Series 2025-1, Class A
425,000 3.970
07/15/31
423,775
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
300,000 4.950
10/15/27
300,098
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Diversified Financial Services – (continued)
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
$ 275,000 5.230%
12/08/27
$ 275,560
Citibank Credit Card Issuance Trust , Series 2025-A2, Class A
375,000 4.490
06/21/32
381,488
Discover Card Execution Note Trust , Series 2023-A1, Class A
300,000 4.310
03/15/28
300,350
Exeter Automobile Receivables Trust , Series 2025-1A, Class A2
104,536 4.700
09/15/27
104,583
Exeter Automobile Receivables Trust , Series 2025-1A, Class A3
150,000 4.670
08/15/28
150,375
Exeter Automobile Receivables Trust , Series 2025-3A, Class A3
350,000 4.780
07/16/29
352,575
Ford Credit Auto Owner Trust , Series 2024-1, Class A
350,000 4.870
08/15/36
(d)
358,046
GM Financial Consumer Automobile Receivables Trust , Series
2024-1, Class A2A
1,893 5.120
02/16/27
1,894
Honda Auto Receivables Owner Trust , Series 2023-4, Class A3
459,522 5.670
06/21/28
464,510
Nissan Auto Lease Trust , Series 2024-A, Class A2A
116,347 5.110
10/15/26
116,438
Santander Drive Auto Receivables Trust , Series 2025-1, Class A2
101,620 4.760
08/16/27
101,684
Santander Drive Auto Receivables Trust , Series 2025-1, Class A3
375,000 4.740
01/16/29
376,628
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
375,205 4.710
02/15/28
376,594
5,547,778
TOTAL ASSET- BACKED SECURITIES
(Cost $21,806,787)
21,993,208
a
Commercial Mortgage-Backed Securities – 6.6%
a
3650R Commercial Mortgage Trust , Series 2021-PF1, Class AS
150,000 2.778
11/15/54
(a)
128,679
BANK , Series 2019-BN21, Class A5
150,000 2.851
10/17/52
140,983
BANK , Series 2021-BN31, Class AS
475,000 2.211
02/15/54
(a)
409,892
BANK , Series 2021-BN32, Class A5
150,000 2.643
04/15/54
(a)
136,278
BANK , Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
196,019
BANK , Series 2025-BNK50, Class A5
250,000 5.652
05/15/68
(a)
264,441
BANK5 , Series 2024-5YR11, Class A3
250,000 5.893
11/15/57
262,673
BANK5 , Series 2024-5YR11, Class AS
150,000 6.139
11/15/57
156,054
BANK5 , Series 2024-5YR7, Class A3
475,000 5.769
06/15/57
495,304
BANK5 , Series 2024-5YR8, Class A3
150,000 5.884
08/15/57
157,155
BANK5 , Series 2024-5YR9, Class AS
200,000 6.182
08/15/57
(a)
208,906
BANK5 , Series 2025-5YR15, Class A3
350,000 5.452
07/15/58
363,265
BANK5 , Series 2025-5YR17, Class A3
450,000 5.225
11/15/58
(e)
463,621

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
BBCMS Mortgage Trust , Series 2024-5C25, Class AS
$ 210,000 6.358%
03/15/57
(a)
$ 219,144
BBCMS Mortgage Trust , Series 2025-5C34, Class A3
500,000 5.659
05/15/58
523,382
BBCMS Mortgage Trust , Series 2025-5C36, Class A3
450,000 5.517
08/15/58
469,759
Benchmark Mortgage Trust , Series 2024-V8, Class A3
200,000 6.189
07/15/57
(a)
211,169
BFLD Commercial Mortgage Trust , Series 2025-5MW, Class A
1,000,000 4.674
10/10/42
(a)(d)
994,066
BLP Commercial Mortgage Trust , Series 2024-IND2, Class A
( (TSFR1M + 1.342%) )
237,207 5.492
03/15/41
(a)(d)
237,355
BMO Mortgage Trust , Series 2023-C7, Class A5
200,000 6.160
12/15/56
215,890
BMO Mortgage Trust , Series 2024-5C6, Class A3
150,000 5.316
09/15/57
154,176
BMO Mortgage Trust , Series 2024-C9, Class A5
350,000 5.759
07/15/57
371,895
BMO Mortgage Trust , Series 2025-5C11, Class A3
300,000 5.669
07/15/58
313,915
BX Commercial Mortgage Trust , Series 2024-AIRC, Class A
( (TSFR1M + 1.691%) )
187,239 5.841
08/15/39
(a)(d)
187,590
BX Commercial Mortgage Trust , Series 2024-XL4, Class A
( (TSFR1M + 1.442%) )
208,808 5.592
02/15/39
(a)(d)
208,850
BX Trust , Series 2024-BIO, Class A ( (TSFR1M + 1.642%) )
350,000 5.792
02/15/41
(a)(d)
349,453
BX Trust , Series 2024-PAT, Class A ( (TSFR1M + 2.090%) )
150,000 6.240
03/15/41
(a)(d)
150,047
Durst Commercial Mortgage Trust , Series 2025-151, Class A
450,000 5.317
08/10/42
(a)(d)
457,821
EQUS Mortgage Trust , Series 2021-EQAZ, Class A ( (TSFR1M +
1.019%) )
159,003 5.170
10/15/38
(a)(d)
158,780
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-152, Class A2
200,000 3.780
11/25/32
(a)
194,178
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-161, Class A2
300,000 4.900
10/25/33
(a)
309,984
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K510, Class A2
100,000 5.069
10/25/28
(a)
102,599
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K544, Class A2
650,000 4.266
07/25/30
(a)
654,140
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series KF153, Class AS ( (SOFR + 0.680%) )
153,149 5.035
02/25/33
(a)
153,292
Houston Galleria Mall Trust , Series 2025-HGLR, Class A
225,000 5.644
02/05/45
(a)(d)
231,989
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class A
290,000 5.649
01/13/40
(a)(d)
299,407
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class B
100,000 5.950
01/13/40
(a)(d)
103,469
IRV Trust , Series 2025-200P, Class A
350,000 5.471
03/14/47
(a)(d)
356,732
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
$ 150,000 5.990%
10/05/39
(a)(d)
$ 153,100
KIND Commercial Mortgage Trust , Series 2024-1, Class A
( (TSFR1M + 1.890%) )
350,000 6.040
08/15/41
(a)(d)
350,437
LEX Mortgage Trust , Series 2024-BBG, Class A
300,000 5.036
10/13/33
(a)(d)
301,818
MSWF Commercial Mortgage Trust , Series 2023-2, Class A2
325,000 6.890
12/15/56
341,593
ROCK Trust , Series 2024-CNTR, Class A
400,000 5.388
11/13/41
(d)
410,273
ROCK Trust , Series 2024-CNTR, Class B
100,000 5.930
11/13/41
(d)
103,350
Wells Fargo Commercial Mortgage Trust , Series 2024-MGP, Class
A12 ( (TSFR1M + 1.691%) )
300,000 5.841
08/15/41
(a)(d)
298,905
Wells Fargo Commercial Mortgage Trust , Series 2024-MGP, Class
B12 ( (TSFR1M + 2.290%) )
100,000 6.440
08/15/41
(a)(d)
99,271
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,999,623)
13,071,099
a
Foreign Bonds – 4.0%
Agriculture – 0.3%
BAT Capital Corp. ( United Kingdom )
100,000 2.259
03/25/28
(c)
95,517
400,000 6.000
02/20/34
(c)
426,907
522,424
Banks – 1.6%
Banco Santander SA ( Spain )
400,000 6.921
08/08/33
445,067
Barclays PLC ( United Kingdom )
(SOFR + 1.590%)
340,000 5.785
02/25/36
(a)(c)
354,676
BNP Paribas SA ( France )
(SOFR + 1.004%)
200,000 1.323
01/13/27
(a)(c)(d)
198,194
(SOFR + 1.620%)
290,000 5.786
01/13/33
(a)(c)(d)
304,066
Canadian Imperial Bank of Commerce ( Canada )
(SOFR + 1.105%)
285,000 5.245
01/13/31
(a)(c)
294,085
Credit Suisse AG ( Switzerland )
250,000 1.250
08/07/26
244,358
Macquarie Group Ltd. ( Australia )
(SOFR + 1.069%)
50,000 1.340
01/12/27
(a)(c)(d)
49,570
NatWest Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.050%)
200,000 5.115
05/23/31
(a)(c)
205,096
Toronto-Dominion Bank (The) ( Canada )
175,000 4.456
06/08/32
174,908
UBS Group AG ( Switzerland )
250,000 4.550
04/17/26
250,534
(SOFR + 5.020%)
250,000 9.016
11/15/33
(a)(c)(d)
313,261

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Banks – (continued)
(SOFR + 1.760%)
$ 255,000 5.580%
05/09/36
(a)(c)(d)
$ 265,325
Westpac Banking Corp. ( Australia )
(US 5 Year CMT T-Note +
2.000%)
25,000 4.110
07/24/34
(a)(c)
24,473
Westpac Banking Corp. , GMTN ( Australia )
(USISOA05 + 2.236%)
25,000 4.322
11/23/31
(a)(c)
24,932
3,148,545
Beverages – 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
135,000 4.700
02/01/36
(c)
133,369
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
25,000 8.200
01/15/39
32,295
40,000 5.450
01/23/39
(c)
41,296
Bacardi-Martini BV ( Bermuda )
450,000 5.550
02/01/30
(c)(d)
465,042
JDE Peet's NV ( Netherlands )
150,000 1.375
01/15/27
(c)(d)
144,268
816,270
Biotechnology – 0.0%
CSL Finance PLC ( Australia )
25,000 3.850
04/27/27
(c)(d)
24,905
Commercial Services – 0.3%
Ashtead Capital, Inc. ( United Kingdom )
209,000 5.800
04/15/34
(c)(d)
219,073
DP World Crescent Ltd. ( United Arab Emirates )
200,000 5.500
05/08/35
(d)
208,183
DP World Crescent Ltd. , EMTN ( United Arab Emirates )
200,000 3.875
07/18/29
195,438
622,694
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 2.450
10/29/26
(c)
245,669
225,000 3.000
10/29/28
(c)
216,882
320,000 5.375
12/15/31
(c)
331,082
Avolon Holdings Funding Ltd. ( Ireland )
90,000 6.375
05/04/28
(c)(d)
93,909
60,000 5.150
01/15/30
(c)(d)
60,948
948,490
Mining – 0.1%
Glencore Funding LLC ( Australia )
150,000 2.625
09/23/31
(c)(d)
134,631
Oil & Gas – 0.2%
Saudi Arabian Oil Co. ( Saudi Arabia )
220,000 3.500
04/16/29
214,656
200,000 5.750
07/17/54
(c)(d)
198,179
412,835
Pipelines – 0.1%
Enbridge, Inc. ( Canada )
125,000 2.500
08/01/33
(c)
106,373
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd. ( United Arab Emirates )
$ 173,276 2.940%
09/30/40
$ 146,981
253,354
Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
25,000 3.400
05/01/30
(c)
23,969
125,000 2.500
05/11/31
(c)
112,240
125,000 2.650
02/15/32
(c)
111,141
247,350
Software – 0.0%
Constellation Software, Inc. ( Canada )
97,000 5.461
02/16/34
(c)(d)
99,114
Telecommunications – 0.4%
British Telecommunications PLC ( United Kingdom )
230,000 9.625
12/15/30
283,163
Rogers Communications, Inc. ( Canada )
505,000 3.200
03/15/27
(c)
497,785
780,948
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
25,000 2.050
03/05/30
(c)
22,806
TOTAL FOREIGN BONDS
(Cost $7,916,641)
8,034,366
a
Collateralized Mortgage Obligations – 3.0%
a
Alternative Loan Trust , Series 2005-38, Class A1 ( (Federal
Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%) )
31,053 5.653
09/25/35
(a)
28,018
COLT Mortgage Loan Trust , Series 2024-INV1, Class A1
230,691 5.903
12/25/68
(d)
232,564
Connecticut Avenue Securities Trust , Series 2021-R01, Class 1M2
( (SOFR + 1.550%) )
25,114 5.906
10/25/41
(a)(d)
25,209
Connecticut Avenue Securities Trust , Series 2021-R03, Class 1M2
( (SOFR + 1.650%) )
42,000 6.006
12/25/41
(a)(d)
42,198
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M1
( (SOFR + 1.900%) )
8,642 6.256
04/25/42
(a)(d)
8,673
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M2
( (SOFR + 3.000%) )
36,000 7.356
04/25/42
(a)(d)
36,949
Connecticut Avenue Securities Trust , Series 2024-R01, Class 1M2
( (SOFR + 1.800%) )
100,000 6.156
01/25/44
(a)(d)
100,826
CSMC , Series 2021-NQM7, Class A1
315,340 1.756
10/25/66
(a)(d)
279,139
Csmc Trust , Series 2021-NQM6, Class A1
582,594 1.174
07/25/66
(a)(d)
500,234
FHLMC , Series 2021-DNA5, Class M2 ( (SOFR + 1.650%) )
8,449 6.006
01/25/34
(a)(d)
8,495
Freddie Mac Stacr Remic Trust , Series 2025-DNA3, Class A1
( (SOFR + 0.950%) )
650,000 5.320
09/25/45
(a)(d)
650,093

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Freddie Mac STACR REMIC Trust , Series 2024-DNA2, Class M1
( (SOFR + 1.200%) )
$ 311,697 5.556%
05/25/44
(a)(d)
$ 312,652
Freddie Mac STACR REMIC Trust , Series 2025-DNA2, Class A1
( (SOFR + 1.100%) )
297,500 5.456
05/25/45
(a)(d)
298,122
J.P. Morgan Mortgage Trust , Series 2024-1, Class A4
134,294 6.000
06/25/54
(a)(d)
135,544
JP Morgan Mortgage Trust , Series 2021-6, Class A3
79,572 2.500
10/25/51
(a)(d)
65,958
JP Morgan Mortgage Trust Series , Series 2024-VIS2, Class A1
655,258 5.853
11/25/64
(d)
663,518
JP Morgan Mortgage Trust Series , Series 2025-DSC1, Class A1
432,652 5.577
09/25/65
(a)(d)
438,481
OBX Trust , Series 2025-NQM11, Class A1A
485,573 5.418
05/25/65
(d)
490,115
PRKCM Trust , Series 2021-AFC2, Class A1
448,081 2.071
11/25/56
(a)(d)
399,922
Verus Securitization Trust , Series 2021-7, Class A1
304,815 1.829
10/25/66
(d)
278,389
Verus Securitization Trust , Series 2022-1, Class A3
207,590 3.288
01/25/67
(a)(d)
190,532
Verus Securitization Trust , Series 2023-INV3, Class A2
252,488 7.330
11/25/68
(a)(d)
257,239
Verus Securitization Trust , Series 2025-1, Class A1A
609,832 5.620
01/25/70
(d)
614,811
Wells Fargo Mortgage Backed Securities Trust , Series 2019-3,
Class A1
4,914 3.500
07/25/49
(a)(d)
4,450
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,035,033)
6,062,131
a
U.S. Government Agency Securities – 1.2%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
429,738
230,000 3.300
05/19/32
219,540
130,000 3.500
09/01/32
125,173
600,000 2.850
03/28/34
538,264
340,000 3.080
03/30/37
294,387
Federal Home Loan Banks
250,000 3.375
09/10/32
239,034
430,000 4.750
12/10/32
447,974
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,451,042)
2,294,110
a
Foreign Government Securities – 1.1%
Sovereign – 1.1%
Chile Government International Bond
200,000 5.650
01/13/37
(c)
210,283
Eagle Funding Luxco Sarl
570,000 5.500
08/17/30
(c)
578,647
Indonesia Government International Bond
200,000 4.850
01/11/33
(c)
201,745
Mexico Government International Bond
400,000 3.250
04/16/30
(c)
377,600
110,000 1.450
10/25/33
(c)
105,455
200,000 4.280
08/14/41
(c)
162,677
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Government Securities – (continued)
Sovereign – (continued)
Panama Government International Bond
$ 200,000 6.875%
01/31/36
(c)
$ 213,258
Peruvian Government International Bond
70,000 5.500
03/30/36
(c)
71,402
50,000 3.230
07/28/21
(c)
28,045
Republic of Poland Government International Bond , Series 10Y
120,000 5.125
09/18/34
(c)
122,462
Romanian Government International Bond
40,000 3.000
02/27/27
(d)
39,003
10,000 2.124
07/16/31
(d)
10,009
30,000 2.625
12/02/40
(d)
22,398
10,000 4.625
04/03/49
(d)
9,077
Romanian Government International Bond , EMTN
50,000 2.875
03/11/29
56,831
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $2,281,529)
2,208,892
a
Municipal Bonds – 0.4%
California – 0.1%
State of California
105,000 7.625
03/01/40
(c)
127,344
Florida – 0.0%
State Board of Administration Finance Corp. , Series A
70,000 2.154
07/01/30
(c)
64,039
Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
21,814 5.100
06/01/33
22,191
State of Illinois GO Bonds
71,429 7.350
07/01/35
(c)
77,875
100,066
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority , Series 2022-ELL, Class A3
140,000 4.275
02/01/36
138,093
Maryland – 0.1%
Maryland Economic Development Corp.
160,000 4.968
11/30/32
(c)
165,114
65,000 5.018
11/30/33
(c)
67,061
232,175
Ohio – 0.0%
American Municipal Power, Inc. , Series E
95,000 6.270
02/15/50
(c)
99,145
TOTAL MUNICIPAL BONDS
(Cost $733,503)
760,862
aa
Corporate Obligations – 0.2%
Banks – 0.2%
JPMorgan Chase & Co.
(SOFR + 1.635%)
$ 410,000 5.576
(a)(c)
07/23/36
(a)(c)
425,367
(Cost $410,000)
a
U.S. Treasury Obligations – 34.6%
a
U.S. Treasury Bonds
2,370,000 4.750
(f)
02/15/41
2,431,101

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Bonds – (continued)
$ 1,640,000 3.125%
(f)
11/15/41
$ 1,365,556
1,550,000 2.750
(f)
08/15/42
1,206,094
2,310,000 2.750
(f)
11/15/42
1,788,084
450,000 4.000
(f)
11/15/42
416,039
560,000 3.875
(f)
05/15/43
507,237
100,000 4.375
(f)
08/15/43
96,516
2,200,000 4.625
(f)
05/15/44
2,183,844
480,000 3.125
(f)
05/15/48
370,050
480,000 3.000
(f)
08/15/48
360,825
510,000 2.375
(f)
11/15/49
333,652
610,000 2.000
(f)
02/15/50
364,761
480,000 2.375
(f)
05/15/51
308,775
170,000 2.000
(f)
08/15/51
99,583
1,288,400 4.000
(f)
11/15/52
1,140,033
1,130,000 4.750
(f)
11/15/53
1,131,942
550,000 4.750
(f)
05/15/55
551,719
U.S. Treasury Inflation Indexed Bonds
830,000 1.500
(f)
02/15/53
720,814
U.S. Treasury Notes
2,020,000 0.750
(f)
05/31/26
1,979,363
3,670,000 0.875
(f)
06/30/26
3,591,726
1,720,000 0.625
(f)
07/31/26
1,676,059
620,000 4.375
(f)
08/15/26
623,173
640,000 0.750
(f)
08/31/26
622,875
9,310,000 3.750
(f)
04/30/27
9,323,820
640,000 2.625
(f)
05/31/27
629,400
4,330,000 0.500
(f)
06/30/27
4,101,660
970,000 2.875
(f)
05/15/28
951,888
2,830,000 1.250
(f)
05/31/28
2,660,421
3,050,000 1.250
(f)
06/30/28
2,861,758
250,000 3.125
(f)
11/15/28
246,191
7,390,000 4.625
(f)
04/30/29
7,626,134
6,070,000 1.500
(f)
02/15/30
5,535,081
364,900 3.625
(f)
03/31/30
363,418
760,000 3.750
(f)
05/31/30
760,534
1,120,000 3.750
(f)
06/30/30
1,120,525
1,690,000 3.625
(f)
09/30/30
1,681,418
1,720,000 3.875
(f)
09/30/32
1,714,356
U.S. Treasury Strip Coupon
2,079,100 –
(f)
11/15/29
(g)
1,780,221
430,000 –
(f)
08/15/30
(g)
356,726
430,000 –
(f)
11/15/30
(g)
352,919
720,000 –
(f)
08/15/31
(g)
571,924
1,130,000 –
(f)
11/15/31
(g)
887,456
929,900 –
(f)
05/15/32
(g)
714,038
430,000 –
(f)
08/15/33
(g)
311,098
550,000 –
(f)
08/15/35
(g)
359,292
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,460,983)
68,780,099
aa a
Short-Term Investment – 0.5%
Certificate of Deposit – 0.5%
National Bank of Kuwait
$ 971,000 4.480% 971,427
(Cost $971,016)
Shares
Dividend
Rate Value
aa a
Investment Company – 2.1%
(h)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
4,176,108 4.042% $ 4,176,108
(Cost $4,176,108)
TOTAL INVESTMENTS – 113.6%
(Cost $228,119,753)
$ 225,769,867
LIABILITIES IN EXCESS OF OTHER ASSETS
– (13.6)%
(26,946,685)
NET ASSETS – 100.0%
$ 198,823,182
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
September 30, 2025.
(b)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $31,778,343 which represents approximately 16.0% of the Fund’s net assets as of September 30, 2025.
(c)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
When-issued security.
(f)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(g)
Zero coupon bond until next reset date.
(h)
Represents an affiliated issuer.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
USISOA — USD SOFR ICE Swap Rate

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At September 30, 2025, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
USD 230,064 CHF 181,367 10/22/2025 $ 1,642
USD 282,520 GBP 209,555 11/14/2025 642
USD 1,451,421 EUR 1,231,157 12/8/2025 272
USD 195,141 CAD 268,903 12/9/2025 1,294
USD 251,766 SEK 2,319,851 12/15/2025 4,186
TOTAL
$ 8,036
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
CHF 182,442 USD 231,428 10/22/2025 (1,652)
USD 139,212 AUD 214,414 11/10/2025 (2,745)
GBP 215,646 USD 290,732 11/14/2025 (660)
EUR 209,651 USD 247,159 12/8/2025 (46)
CAD 206,924 USD 150,164 12/9/2025 (996)
SEK 2,296,405 USD 249,221 12/15/2025 (4,144)
TOTAL
$ (10,243)
FORWARD SALES CONTRACTS
— At September 30, 2025, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 4.500 % TBA-30yr 10/15/55 $ (3,000,000) $ (2,909,958)
Federal National Mortgage Association 6.500 TBA-30yr 10/15/55 (1,000,000) (1,033,399)
Government National Mortgage Association 3.000 TBA-30yr 10/15/55 (1,000,000) (892,892)
Total (Proceed Receivable $4,859,121)
$ (4,836,249)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO-SCHATZ Future 1 12/08/25 $ 125,588 $ (189)
ICE 3 Month SONIA Index Future 13 03/16/27 4,213,573 (5,678)
ICE 3 Month SONIO Index Future 20 03/17/26 6,463,255 (8,178)
U.S. Treasury 10 Year Note 106 12/19/25 11,925,000 (2,514)
U.S. Treasury 5 Year Note 69 12/31/25 7,533,398 (1,628)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
U.S. Treasury Long Bond 36 12/19/25 $ 4,198,500 $ 55,449
U.S. Treasury Ultra Bond 74 12/19/25 8,893,875 209,614
Total
$ 246,876
Short position contracts:
Euro Bund Future (14) 12/08/25 (2,111,953) (12,321)
EURO-BOBL Future (8) 12/08/25 (1,106,519) 362
U.S. Treasury 10 Year Ultra Note (59) 12/19/25 (6,789,609) (66,788)
Total
$ (78,747)
Total Futures Contracts
$ 168,129
SWAP CONTRACTS
— At September 30, 2025, the Fund had the following swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund
Credit Spread at
September 30,
2025
(a)
Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
ICE CDX Investment Grade Index
(b)
1.000% 2.1162% 12/20/2028 1,425 $ 30,155 $ 16,318 $ 13,837
ICE CDX Investment Grade Index
(b)
1.000% 2.2176 06/20/2029 7,708 170,934 120,295 50,639
ICE CDX Investment Grade Index
(b)
1.000% 2.2801 12/20/2029 2,000 45,602 39,195 6,407
ICE CDX Investment Grade Index
(b)
1.000% 2.2759 06/20/2030 1,800 40,966 32,680 8,286
Chile Government International
Bond
(b)
1.000% 2.3285 12/20/2030 90 2,096 2,138 (42)
ICE CDX Investment Grade Index
(b)
1.000% 2.2768 12/20/2030 2,900 66,026 66,596 (570)
Indonesia Government International
Bond
(b)
1.000% 0.8415 12/20/2030 200 1,683 1,492 191
Philippine Government International
Bond
(b)
1.000% 1.8635 12/20/2030 200 3,727 3,792 (65)
TOTAL
$ 361,189 $ 282,506 $ 78,683
(a)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)
Payments made quarterly.
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day SOFR
(b)
3.062% 8/31/2027 USD 3,600 $ 2,930 $ (122) $ 3,052
1 Day SOFR
(b)
3.294 9/15/2027 USD 6,640 3,586 (16,958) 20,544
3 Month BBSW
(c)
3.750 12/17/2027 AUD 13,830 (48,887) (82,054) 33,167
4.000%
(c)
3 Month BBSW 12/17/2027 AUD 310 2,076 2,892 (816)
2.500
(d)
CORRA 12/17/2027 CAD 950 2,220 1,953 267
2.250
(d)
CORRA 12/17/2027 CAD 2,540 (2,873) – (2,873)
1 Day SOFR
(b)
-0.250 12/17/2027 CHF 1,930 9,492 – 9,492
1 Day ESTRON
(b)
2.000 12/17/2027 EUR 550 2,249 – 2,249
1.750
(b)
1 Day ESTRON 12/17/2027 EUR 750 (3,265) – (3,265)
4.000
(b)
1 Day SONIO 12/17/2027 GBP 7,220 48,840 58,176 (9,336)
12 Month BOJDTR
(b)
1.000 12/17/2027 JPY 179,000 649 (1,433) 2,082
3.750
(b)
6 Month NIBOR 12/17/2027 NOK 69,380 (47,394) – (47,394)
2.000
(b)
3 Month STIBOR 12/17/2027 SEK 46,910 (9,078) – (9,078)
1 Day SOFR
(b)
3.500 12/17/2027 USD 6,400 (25,017) (29,919) 4,902
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3.750%
(b)
1 Day SOFR 12/17/2027 USD 470 $ 4,084 $ 5,635 $ (1,551)
3.368
(b)
1 Day SOFR 6/23/2028 USD 17,720 29,048 12,858 16,190
1 Day ESTRON
(b)
2.500% 9/10/2028 EUR 21,784 (25,105) (46,475) 21,370
2.000
(b)
1 Day ESTRON 9/10/2028 EUR 21,784 (41,052) – (41,052)
1 Day SONIO
(b)
3.750 12/17/2028 GBP 30 4 (53) 57
2.400
(b)
1 Day ESTRON 8/11/2029 EUR 3,800 (5,024) – (5,024)
1 Day SOFR
(b)
3.253 2/28/2030 USD 3,380 10,150 – 10,150
1 Day SOFR
(b)
3.600 6/23/2030 USD 18,690 (59,967) (17,873) (42,094)
1 Day SOFR
(b)
3.528 7/15/2030 USD 1,280 (6,160) (6,633) 473
2.200
(b)
1 Day ESTRON 10/10/2030 EUR 930 1,524 1,525 (1)
3.373
(b)
1 Day SOFR 11/6/2030 USD 3,100 (95) 10,737 (10,832)
2.500
(d)
CORRA 12/17/2030 CAD 710 (950) – (950)
2.250
(b)
1 Day ESTRON 12/17/2030 EUR 3,330 (29,995) – (29,995)
3.750
(b)
1 Day SONIO 12/17/2030 GBP 1,080 (5,917) – (5,917)
12 Month BOJDTR
(b)
1.000 12/17/2030 JPY 611,000 45,807 – 45,807
3.500
(d)
3 Month NZD BKBM 12/17/2030 NZD 1,720 16,096 7,166 8,930
3.379
(b)
1 Day SOFR 8/31/2031 USD 5,130 (548) 9,440 (9,988)
12 Month BOJDTR
(b)
1.295 8/2/2034 JPY 213,361 24,267 (2,598) 26,865
2.500
(b)
1 Day ESTRON 8/15/2034 EUR 1,620 8,577 724 7,853
4.098
(b)
1 Day SOFR 6/24/2035 USD 4,550 27,715 3,939 23,776
6 Month BBSW
(d)
4.250 12/17/2035 AUD 130 441 (555) 996
2.750
(d)
CORRA 12/17/2035 CAD 310 (2,817) – (2,817)
1 Day SOFR
(b)
0.500 12/17/2035 CHF 120 (350) (486) 136
1 Day ESTRON
(b)
2.500 12/17/2035 EUR 800 16,934 – 16,934
4.000
(b)
1 Day SONIO 12/17/2035 GBP 260 (4,758) – (4,758)
12 Month BOJDTR
(b)
1.250 12/17/2035 JPY 391,000 69,391 – 69,391
4.000
(b)
6 Month NIBOR 12/17/2035 NOK 530 (364) 279 (643)
4.000
(d)
3 Month NZD BKBM 12/17/2035 NZD 500 6,551 2,869 3,682
2.750
(b)
3 Month STIBOR 12/17/2035 SEK 6,350 (111) 1,872 (1,983)
1 Day SOFR
(b)
3.750 12/17/2035 USD 900 (7,090) (6,716) (374)
1 Day SOFR
(b)
3.805 8/31/2036 USD 2,830 (22,961) (17,666) (5,295)
4.574
(b)
1 Day SOFR 7/16/2040 USD 7,320 27,820 – 27,820
3.300
(b)
1 Day ESTRON 7/30/2040 EUR 3,390 (4,001) 543 (4,544)
2.160
(b)
12 Month BOJDTR 8/2/2044 JPY 249,485 (62,949) – (62,949)
1 Day ESTRON
(b)
3.000 7/30/2045 EUR 8,100 48,778 – 48,778
2.500
(b)
1 Day ESTRON 12/17/2045 EUR 150 (11,716) – (11,716)
1 Day SOFR
(b)
3.848 7/17/2055 USD 5,680 (5,815) – (5,815)
2.600
(b)
1 Day ESTRON 7/29/2055 EUR 5,430 (25,729) – (25,729)
1 Day ESTRON
(b)
2.800 8/13/2055 EUR 1,340 20,625 – 20,625
2.900
(b)
1 Day ESTRON 8/15/2055 EUR 1,240 4,180 4,854 (674)
1 Day SOFR
(b)
3.977 11/6/2055 USD 830 (7,385) (6,517) (868)
1 Day ESTRON
(b)
2.250 12/17/2055 EUR 590 91,987 – 91,987
2.000
(b)
12 Month BOJDTR 12/17/2055 JPY 100,000 (70,702) – (70,702)
2.530
(b)
1 Day ESTRON 3/19/2056 EUR 1,500 (98,820) – (98,820)
1 Day ESTRON
(b)
2.610 3/19/2056 EUR 1,500 108,734 – 108,734
1 Day ESTRON
(b)
2.600 8/16/2075 EUR 920 (5,373) (3,012) (2,361)
1 Day ESTRON
(b)
2.750 12/17/2075 EUR 100 1,996 – 1,996
TOTAL $ (5,517) $ (113,608) $ 108,091
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)
Payments made annually.
(c)
Payments made quarterly.
(d)
Payments made semi-annually.
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At September 30, 2025 , the
Portfolio
had the following purchased and written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
3M IRS
Bank of
America EUR 2.25 03/09/2027 1,570,000 $ 1,570,000 $ 6,532 $ 10,997 $ (4,465)
3M IRS
Bank of
America 2.00 09/07/2026 900,000 900,000 1,604 2,778 (1,174)
3M IRS
Bank of
America 2.25 04/30/2026 430,000 430,000 1,763 2,919 (1,156)
3M IRS
JPMorgan
Chase 2.45 03/25/2026 310,000 310,000 1,755 4,950 (3,195)
Total purchased option contracts 3,210,000 $ 3,210,000 $ 11,654 $ 21,644 $ (9,990)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Puts
3M IRS
Bank of
America EUR 2.35 03/09/2027 (150,000) $ (150,000) $ (3,985) $ (11,162) $ 7,177
3M IRS
Bank of
America 2.55 09/07/2026 (90,000) (90,000) (2,482) (2,825) 343
3M IRS
Bank of
America 2.59 04/30/2026 (100,000) (100,000) (1,999) (2,951) 952
3M IRS
JPMorgan
Chase 2.50 03/25/2026 (130,000) (130,000) (1,680) (4,996) 3,316
Total written option contracts (470,000) $ (470,000) $ (10,146) $ (21,934) $ 11,788
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
USISOA — USD SOFR ICE Swap Rate
ADDITIONAL INVESTMENT INFORMATION ( continued )

Goldman Sachs Trend Driven Allocation Fund
17
Schedule of Investments
September 30, 2025 (Unaudited)
The accompanying notes are an integral part of these financial statements.
ADDITIONAL INVESTMENT INFORMATION
Shares Dividend Rate Value
aa
Investment Companies (Institutional Shares) – 68.3%
(a)
Goldman Sachs Financial Square Government
Fund
27,972,137 4.042% $ 27,972,137
Goldman Sachs Financial Square Treasury
Instruments Fund
34,867,968 3.965 34,867,968
Goldman Sachs Financial Square Treasury
Obligations Fund
34,873,561 4.017 34,873,561
Goldman Sachs Financial Square Treasury
Solutions Fund
34,395,086 3.948 34,395,086
Goldman Sachs VIT Government Money Market
Fund
38,038,792 4.038 38,038,792
Total Investment Companies
(Cost $170,147,544)
170,147,544
Description
a
Exchange-Traded Funds – 25.1%
48,465 iShares Core S&P 500 ETF 32,437,624
48,800 Vanguard S&P 500 ETF 29,884,144
TOTAL EXCHANGE-TRADED FUNDS
(Cost $30,710,130)
62,321,768
TOTAL INVESTMENTS – 93.4%
(Cost $200,857,674)
$ 232,469,312
OTHER ASSETS IN EXCESS OF LIABILITIES
– 6.6%
16,517,964
NET ASSETS – 100.0%
$ 248,987,276
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 247 12/19/25 $ 16,068,374 $ 475,986
FTSE 100 Index 53 12/19/25 6,705,640 108,931
S&P 500 E-Mini Index 233 12/19/25 78,506,438 700,743
TOPIX Index 50 12/11/25 10,619,738 133,483
U.S. Treasury 10 Year Note 679 12/19/25 76,387,500 164,136
Total Futures Contracts
$ 1,583,279

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
September 30, 2025 (Unaudited) (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited) (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the
Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited) (Unaudited)
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited) (Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2025:
Core Fixed Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 21,993,208 $ —
Collateralized Mortgage Obligations — 6,062,131 —
Commercial Mortgage-Backed Securities — 13,071,099 —
Corporate Bond — 39,385,277 —
Corporate Obligations — 425,367 —
Foreign Bond — 8,034,366 —
Foreign Government Securities — 2,208,892 —
Mortgage-Backed Securities — 57,606,921 —
Municipal Bond — 760,862 —
U.S. Government Agency Securities — 2,294,110 —
U.S. Treasury Obligations 65,384,325 3,395,774 —
Short-Term Investment — 971,427 —
Investment Company 4,176,108 — —
Total
$ 69,560,433 $ 156,209,434 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (4,836,249) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Credit Default Swap Contracts
(a)
$ — $ 79,360 $ —
Forward Foreign Currency Exchange Contracts
(a)
— 8,036 —
Futures Contracts
(a)
265,425 — —
Interest Rate Swap Contracts
(a)
— 628,305 —
Purchased Options Contracts 1,604 10,050 —
Total
$ 267,029 $ 725,751 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Credit Default Swap Contracts
(a)
$ — $ (677) $ —
Forward Foreign Currency Exchange Contracts
(a)
— (10,243) —
Futures Contracts
(a)
(97,296) — —
Interest Rate Swap Contracts
(a)
— (520,214) —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited) (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Written Options Contracts $ (2,482) $ (7,664) $ —
Total
$ (99,778) $ (538,798) $ —
€ 1.00 € 1.00 € 1.00
Trend Driven Allocation Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Exchange-Traded Funds $ 62,321,768 $ — $ —
Investment Companies 170,147,544 — —
Total
$ 232,469,312 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(a)
$ 1,583,279 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited) (Unaudited)
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment.
Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements
(whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for
more information.
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National
Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks,
are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.
The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)